SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

DWS Balanced Fund
DWS Blue Chip Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Europe Equity Fund
DWS Global Bond Fund

DWS Global Inflation Plus Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS High Income Plus Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Mid Cap Growth Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class S
DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic Income Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS U.S. Bond Index Fund

Effective August 2, 2010, the following replaces the last sentence in the “TO PLACE ORDERS” sub-section of the “PURCHASE AND SALE OF FUND SHARES” section of each fund’s summary prospectus:

Class S shares are only available to a limited group of investors.

Under the bold faced name of the fund at the top of page 1 of the summary prospectus, the exchange ticker symbol for DWS Dreman Mid Cap Value Fund — Class S and DWS International Fund — Class S are replaced with the following:

DWS Dreman Mid Cap Value Fund — Class S DWS International Fund — Class S	MIDTX SCINX

Please Retain This Supplement for Future Reference.

July 23, 2010
DMF-3604SUM